Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalent
Schedule of cash and cash equivalents

	December 31,
	2023	2024
Denominated in NIS	24,537	13,035
Denominated in USD	278,993	297,577
Denominated in GBP	663	559
Denominated in EURO	3,913	2,259
Denominated in CHF	1,437	3,669
Other	28	70
	309,571	317,169